Debt - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 05, 2018	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Revolving credit agreement, maturity date	Dec. 05, 2023
Payment of fees related to revolving credit agreement				$ 790,000
Borrowings under revolving credit agreement			$ 155,700,000	135,200,000
London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread			87.50%
Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread			0.50%
Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread			1.00%
Commitment Fee
Debt Instrument [Line Items]
Basis spread			7.50%
Federal Funds and Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Basis spread			0.00%
Maximum | London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread			150.00%
Maximum | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread			50.00%
Maximum | Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread			50.00%
Maximum | Commitment Fee
Debt Instrument [Line Items]
Basis spread			20.00%
Minimum | London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread			87.50%
Minimum | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Basis spread			0.00%
Minimum | Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread			0.00%
Minimum | Commitment Fee
Debt Instrument [Line Items]
Basis spread			7.50%
Letter of Credit
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement			$ 10,000,000
Swingline Subfacility
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement			100,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Payment of fees related to revolving credit agreement				$ 790,000
Maximum capacity under revolving credit agreement	$ 500,000,000
Seasonal discretionary maximum borrowing capacity under revolving credit agreement		$ 400,000,000
Alternative Currency Sublimit
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement			75,000,000
Mexican Borrowing Sublimit
Debt Instrument [Line Items]
Maximum capacity under revolving credit agreement			$ 8,000,000